Liquidity and Summary of Significant Accounting Principles (Detail 1) - shares	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	May 04, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						200,446,578	200,989,054
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0			0
Convertible Debt Securities [Member] | Predecessor [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		72,294,951	0		72,294,951
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,180,000			6,180,000
Warrant [Member] | Predecessor [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		116,134,682	113,629,178		116,134,682
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0			0
Employee Stock Option [Member] | Predecessor [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		12,738,931	9,173,119		12,738,931